Subsequent Events	12 Months Ended
Mar. 31, 2020
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Subsequent Events
36. Subsequent Events

a)
The Company vide letter dated May 12, 2020 has informed the stock exchanges that the Company has received a letter dated May 12, 2020 from one of the members of the promoter and promoter group of the Company (“Promoter Group”) namely, Vedanta Resources Limited

(“Vedanta”) wherein Vedanta has expressed its intention to, either individually or along with one or more subsidiaries, acquire all fully paid-up equity shares of the Company (“Equity Shares”) that are held by the public shareholders of the Company (as defined under the Securities and Exchange Board of India (Delisting of Equity Shares) Regulations, 2009, as amended (“Delisting Regulations”), to be referred to as “Public Shareholders”) and consequently voluntarily delist the Equity Shares from BSE Limited and National Stock Exchange of India Limited, the recognized stock exchanges where the Equity Shares are presently listed (“Stock Exchanges”), in accordance with the Delisting Regulations (“Delisting Proposal”) and if such delisting is successful, then to also delist the Company’s America Depositary Shares from the NYSE and deregister the Company from the SEC, subject to the requirements of the NYSE and the SEC.

Further, the board of directors of the Company in their meeting held on May 18, 2020 have considered and granted their approval for the said Delisting Proposal and to seek shareholders’ approval for the said proposal. The Company has obtained the approval of its shareholders by way of special resolution through postal ballot and remote e-voting on June 24, 2020 for voluntary delisting of its equity shares from BSE Limited and National Stock Exchange of India Limited.
Further, the Company, in due course, will undertake necessary steps under the said Delisting Regulations.

b)
In June 2020, the Group agreed to provide loans aggregating to
₹
 45,829 million ($ 625 million) to Vedanta Resources Limited (VRL), including its subsidiaries, of which
₹
 35,652 million ($ 471 million) has been disbursed till date, (outstanding amount:
₹
 30,871 million ($ 421 million)) and has additionally pledged its cash balance of
₹
 31,164 million ($ 425 million) for providing guarantee for loans taken by VRL. VRL in its most recent financial statements for March 2020 has reported a material uncertainty relating to its going concern. Given that the aforementioned transaction was entered subsequent to the year end, in accordance with IAS 10, no accounting effect of the same is required to be recorded in these financial statements.

There are no other material adjusting or non-adjusting subsequent events, except as already disclosed.